Stock-based Compensation (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 16, 2019	Sep. 30, 2012	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	May 07, 2019	Jul. 24, 2018
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross					2,104
Stock Issued During Period, Shares, Restricted Stock Award, Gross			0	1,258
Share-Based Payment Arrangement, Expense			$ 417,000	$ 1,067,000	$ 3,313,000	$ 8,898,000
Employee Stock Purchase Plan 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, Employee Stock Purchase Plans					601	245
Two Thousand Twelve Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period		10 years
Two Thousand Twelve Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period		4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Percent Exercisable		25.00%
Two Thousand Twelve Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Percent Exercisable		25.00%
Amended and Restated 2014 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation by Share-based Payment Award, Automatic Authorized Increase, Percentage Of Common Stock Issued And Outstanding	4.00%
Inducement Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized								666
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross			0	1,741
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount			$ 2,300,000		$ 2,900,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition			1 year 10 months 24 days		2 years 2 months 12 days
Share-Based Payment Arrangement, Option [Member] | Employee Stock Purchase Plan 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for future issuance under employee stock purchase plan			509,000		509,000
Employee Stock [Member] | Employee Stock Purchase Plan 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Purchase Price of Common Stock, Percent			85.00%		85.00%
Employee stock purchase plan maximum stock value available for purchase denominator			$ 25,000		$ 250
Share-based Compensation by Share-based Payment Award, Automatic Authorized Increase, Percentage Of Common Stock Issued And Outstanding					2.00%
Common stock reserved for future issuance under employee stock purchase plan							266
Share based payment award incremental number of shares authorized					533		133
Share-Based Payment Arrangement, Expense					$ 100,000	$ 300,000
Employee Stock [Member] | Employee Stock Purchase Plan 2019 [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employee stock purchase plan percentage of employees salary					1.00%
Employee Stock [Member] | Employee Stock Purchase Plan 2019 [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employee stock purchase plan percentage of employees salary					15.00%
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount					$ 0
Restricted Stock [Member] | Amended and Restated 2014 Plan [Member] | Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period					0	377